OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities consist of the following as of December 31, 2023 and 2022:
Details	2023	2022
Tax payables	$7,400	$7,953
Hedging transactions related payables	500	6,947
Interest payable on debt	286	253
Proceeds on account of machinery and equipment to be sold in relation to restructuring (see also note 14B2)	-	60,121
Others	1,100	1,078
	$9,286	$76,352